Note Guarantees (Changes in the Corporation's liability of estimated losses from credit recourses agreements) (Detail) - Financial Guarantee - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Guarantor Obligations
Balance as of beginning of period	$ 59,438	$ 41,463
Provision	22,938	41,312
Net charge-offs	(23,713)	(23,337)
Balance as of end of period	$ 58,663	$ 59,438